Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.9%)
Advanced Info Service PCL - Foreign Shares	Thailand	737,000	4,615
carsales.com, Ltd.	Australia	187,866	3,368
Hellenic Telecommunications Organization SA	Greece	190,748	2,787
KDDI Corp.	Japan	194,900	5,966
SEEK, Ltd.	Australia	122,624	1,736
SoftBank Group Corp.	Japan	80,800	3,419

Total			21,891

Consumer Discretionary (10.5%)
Aristocrat Leisure, Ltd.	Australia	186,360	4,890
Bridgestone Corp.	Japan	128,300	5,001
Burberry Group PLC	United Kingdom	99,859	2,316
Cie Financiere Richemont SA	Switzerland	63,559	7,744
Compagnie Generale des Etablissements Michelin	France	162,886	4,992
Denso Corp.	Japan	354,800	5,694
Flutter Entertainment PLC *	Australia	15,090	2,459
Koito Manufacturing Co., Ltd.	Japan	269,800	4,070
LVMH Moet Hennessy Louis Vuitton SE	France	25,512	19,247
NIKE, Inc. - Class B	United States	29,484	2,819
Sands China, Ltd. *	Macau	960,400	2,921
Techtronic Industries Co., Ltd.	Hong Kong	607,000	5,893
Whitbread PLC	United Kingdom	81,108	3,412
Yamaha Corp.	Japan	80,500	2,198
Yum China Holdings, Inc.	China	66,259	3,692
ZOZO, Inc.	Japan	105,100	1,928

Total			79,276

Consumer Staples (8.6%)
British American Tobacco PLC	United Kingdom	296,862	9,319
Danone SA	France	84,952	4,681
Diageo PLC	United Kingdom	337,846	12,459
Heineken NV	Netherlands	56,547	4,974
Kao Corp.	Japan	155,000	5,756
Kirin Holdings Co., Ltd.	Japan	328,200	4,603
Nestle SA	United States	191,018	21,570
Seven & i Holdings Co., Ltd.	Japan	37,200	1,457

Total			64,819

Energy (5.5%)
Eni SpA	Italy	505,237	8,115
Galp Energia SGPS SA	Portugal	579,843	8,589
Reliance Industries, Ltd.	India	136,355	3,827
TotalEnergies SE	France	223,018	14,676
Woodside Energy Group, Ltd.	Australia	290,254	6,763

Total			41,970

Financials (19.2%)
AIA Group, Ltd.	Hong Kong	1,081,800	8,751
Aon PLC	United States	33,642	10,907
Bank of Ireland Group PLC	Ireland	190,073	1,866

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Beazley PLC	United Kingdom	958,682	6,448
BNP Paribas SA	France	193,574	12,324
DBS Group Holdings, Ltd.	Singapore	229,500	5,635
Euronext NV	Netherlands	131,602	9,158
HDFC Bank, Ltd.	India	317,285	5,810
Hiscox, Ltd.	United Kingdom	332,818	4,072
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	167,600	6,249
Julius Baer Group, Ltd.	Switzerland	162,935	10,442
London Stock Exchange Group PLC	United Kingdom	113,951	11,439
Macquarie Group, Ltd.	Australia	56,081	6,034
Mitsubishi UFJ Financial Group, Inc.	Japan	919,100	7,796
NatWest Group PLC	United Kingdom	3,508,539	10,039
UBS Group AG	Switzerland	328,380	8,117
Visa, Inc. - Class A	United States	34,367	7,905
Willis Towers Watson PLC	United States	16,214	3,388
Zurich Insurance Group AG	Switzerland	18,734	8,585

Total			144,965

Health Care (12.7%)
Bayer AG	Germany	97,329	4,675
ConvaTec Group PLC	United Kingdom	1,742,923	4,633
CSL, Ltd.	Australia	40,732	6,563
Kyowa Kirin Co., Ltd.	Japan	355,500	6,191
Merck KGaA	Germany	48,947	8,181
Novo Nordisk A/S - Class B	Denmark	245,046	22,291
Qiagen NV *	United States	192,468	7,789
Roche Holding AG	United States	77,217	21,062
Sanofi	United States	59,109	6,342
Santen Pharmaceutical Co., Ltd.	Japan	476,500	4,365
Terumo Corp.	Japan	145,700	3,860

Total			95,952

Industrials (15.9%)
Cellnex Telecom SA	Spain	126,087	4,384
Daikin Industries, Ltd.	Japan	58,700	9,209
GEA Group AG	Germany	209,508	7,744
Hitachi, Ltd.	Japan	233,200	14,457
Legrand SA	France	97,277	8,928
Mitsubishi Electric Corp.	Japan	544,900	6,737
MTU Aero Engines AG	Germany	32,240	5,858
Persol Holdings Co., Ltd.	Japan	1,336,000	2,173
RB Global, Inc.	Canada	70,917	4,440
Ryanair Holdings PLC *	Ireland	36,956	3,592
Schneider Electric SE	United States	129,272	21,312
Secom Co., Ltd.	Japan	32,700	2,217
SMC Corp.	Japan	20,400	9,132
Thales SA	France	33,296	4,672
Toyota Industries Corp.	Japan	79,800	6,282
Weir Group PLC	United Kingdom	192,303	4,438

Research International Core Portfolio

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Wolters Kluwer NV	Netherlands	41,036	4,970

Total			120,545

Information Technology (9.6%)
Amadeus IT Group SA	Spain	141,228	8,511
ASML Holding NV	Netherlands	6,807	3,997
Cadence Design Systems, Inc. *	United States	30,785	7,213
Constellation Software, Inc.	Canada	4,301	8,879
Fujitsu, Ltd.	Japan	76,000	8,942
Kyocera Corp.	Japan	99,900	5,067
Nomura Research Institute, Ltd.	Japan	282,500	7,352
NXP Semiconductors NV	China	23,756	4,749
Rohm Co., Ltd.	Japan	167,200	3,164
Samsung Electronics Co., Ltd.	South Korea	164,519	8,335
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	396,189	6,430

Total			72,639

Materials (9.1%)
Akzo Nobel NV	Netherlands	90,455	6,528
Croda International PLC	United Kingdom	101,348	6,075
Glencore PLC	Australia	1,848,057	10,569
Kansai Paint Co., Ltd.	Japan	167,300	2,391
Linde PLC	United States	64,927	24,175
Nitto Denko Corp.	Japan	94,100	6,169
Sika AG	Switzerland	27,862	7,062
Symrise AG	Germany	65,553	6,261

Total			69,230

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (1.1%)
LEG Immobilien SE *	Germany	119,310	8,242

Total			8,242

Utilities (2.8%)
APA Group	Australia	418,642	2,231
China Resources Gas Group, Ltd.	China	740,400	2,153
CLP Holdings, Ltd.	Hong Kong	438,000	3,230
E.ON SE	Germany	362,399	4,293
Iberdrola SA	Spain	730,747	8,159
Orsted A/S	Denmark	27,539	1,500

Total			21,566

Total Common Stocks (Cost: $667,791)			741,095

Warrants (0.0%)
Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	101

Total			101

Information Technology (–%)
Constellation Software, Inc. *,Æ	Canada	5,207	–

Total			–

Total Warrants (Cost: $–)			101

Total Investments (97.9%) (Cost: $667,791)@			741,196

Other Assets, Less Liabilities (2.1%)			15,777

Net Assets (100.0%)			756,973

Investments by Country of Risk as a Percentage of Net Assets:
Japan	19.4%
United States	17.8%
United Kingdom	9.7%
France	9.1%
Germany	5.9%
Australia	5.8%
Switzerland	5.5%
Other	24.7%

Total	97.9%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $667,791 and the net unrealized appreciation of investments based on that cost was $73,405 which is comprised of $126,837 aggregate gross unrealized appreciation and $53,432 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$6,511	$72,765	$—
Financials	22,200	122,765	—
Industrials	8,032	112,513	—
Information Technology	20,841	51,798	—
Materials	24,175	45,055	—
All Others	—	254,440	—
Warrants	101	—	—

Total Assets:	$81,860	$659,336	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2023.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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